MEZZANINE EQUITY (Details)														1 Months Ended		5 Months Ended		9 Months Ended		12 Months Ended
	Feb. 08, 2018 USD ($) $ / shares shares	Feb. 08, 2018 CNY (¥) shares	Jan. 26, 2018 USD ($)	Jun. 27, 2016 USD ($) $ / shares shares	Jun. 27, 2016 CNY (¥) shares	May 09, 2016 USD ($) shares	Nov. 04, 2014 shares	Oct. 30, 2014 USD ($) $ / shares shares	Oct. 30, 2014 CNY (¥) shares	May 15, 2014 USD ($) $ / shares shares	May 15, 2014 CNY (¥) shares	Apr. 27, 2013 USD ($) $ / shares shares	Apr. 27, 2013 CNY (¥) shares	Apr. 08, 2016 USD ($) $ / shares shares	Apr. 08, 2016 CNY (¥) shares	Nov. 02, 2017 USD ($) $ / shares shares	Nov. 02, 2017 CNY (¥) shares	Nov. 01, 2018 USD ($) $ / shares shares	Nov. 01, 2018 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2020 $ / shares	Nov. 20, 2019 USD ($)	Nov. 20, 2019 CNY (¥)	Dec. 31, 2018 shares	Mar. 09, 2017 USD ($)	May 09, 2016 CNY (¥)
Mezzanine Equity [Line Items]
Face amount of debt																							$ 3,000,000.0	¥ 20,000,000.0		$ 3,000,000.0
Dividend rate (as a percent)																				8.00%
Series A Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued (in shares) | shares	288,240	288,240										1,275,000	1,275,000
Issue price (in dollars per share)	$ 27.75											$ 0.38
Aggregated cash consideration	$ 8,000,000	¥ 50,753,200										$ 482,253	¥ 3,000,000
Liquidation preference, percent of issuance price considered (as a percent)																					120.00%
Par value per share (In dollars per share)																						$ 0.0001
Beneficial conversion feature | ¥																				¥ 0
Series A Convertible Preferred Shares | Shareholder of Series A Preferred Shares
Mezzanine Equity [Line Items]
Number of shares sold (in shares) | shares							124,138
Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued upon conversion (in shares) | shares																									1
Beneficial conversion feature | ¥																				¥ 0
Series A-1 Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued (in shares) | shares										2,000,000	2,000,000
Issue price (in dollars per share)										$ 0.88
Aggregated cash consideration										$ 1,764,700	¥ 10,877,611
Liquidation preference, percent of issuance price considered (as a percent)																					120.00%
Par value per share (In dollars per share)																						0.0001
Share re-designated from another series of shares | shares							124,138
Compounded rate of return considered for determination of redemption price (as a percent)																				8.00%
Series B Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued (in shares) | shares								1,862,069	1,862,069
Issue price (in dollars per share)								$ 6.63
Aggregated cash consideration								$ 12,350,000	¥ 75,899,395
Liquidation preference, percent of issuance price considered (as a percent)																					150.00%
Par value per share (In dollars per share)																						0.0001
Compounded rate of return considered for determination of redemption price (as a percent)																				8.00%
Series C Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued (in shares) | shares														1,091,391	1,091,391
Issue price (in dollars per share)														$ 12.88
Aggregated cash consideration														$ 14,061,477	¥ 90,876,514
Liquidation preference, percent of issuance price considered (as a percent)																					150.00%
Par value per share (In dollars per share)																						0.0001
Compounded rate of return considered for determination of redemption price (as a percent)																				8.00%
Series C-1 Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued (in shares) | shares				745,114	745,114
Issue price (in dollars per share)				$ 16.10
Aggregated cash consideration				$ 12,000,000	¥ 79,650,000
Liquidation preference, percent of issuance price considered (as a percent)																					150.00%
Par value per share (In dollars per share)																						0.0001
Re-designation price (in dollars per share)				$ 12.88
Compounded rate of return considered for determination of redemption price (as a percent)																				8.00%
Series C-1 Redeemable Convertible Preferred Shares | Shareholder of Series A 1 Preferred Shares
Mezzanine Equity [Line Items]
Number of shares sold (in shares) | shares				232,847	232,847
Series D Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued (in shares) | shares																1,080,901	1,080,901	1,062,885	1,062,885
Issue price (in dollars per share)																$ 27.75		$ 27.75
Aggregated cash consideration																$ 29,999,974	¥ 200,622,325	$ 29,499,990	¥ 196,648,046
Par value per share (In dollars per share)																						$ 0.0001
Payments of issuance cost of Series D Redeemable Convertible Preferred Shares																$ 740,313	¥ 4,950,781	$ 1,045,254	¥ 6,913,310
Compounded rate of return considered for determination of redemption price (as a percent)																				10.00%
First HK$2 million of assessable profits | Series D Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Liquidation preference, percent of issuance price considered (as a percent)																					150.00%
Remaining profits after first HK$2 million of assessable profits | Series D Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Liquidation preference, percent of issuance price considered (as a percent)																					100.00%
Liquidation preference, compounded rate of return considered (as a percent)																					10.00%
Convertible promissory notes
Mezzanine Equity [Line Items]
Face amount of debt						$ 1,999,983																					¥ 13,020,889
Convertible promissory notes | Series C Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Shares issued upon conversion (in shares) | shares						155,230
IPO | Series A Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued upon conversion (in shares) | shares																					1
Threshold minimum percentage of preferred shareholders to approve (as a percent)			92.00%
IPO | Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued upon conversion (in shares) | shares																					1
IPO | Minimum | Series A Convertible Preferred Shares
Mezzanine Equity [Line Items]
Pre-offering valuation threshold | $			$ 850,000,000
Pre-offering proceeds threshold | $			$ 100,000,000
Drag-Along Sale
Mezzanine Equity [Line Items]
Drag-along preferred shareholders, ownership (as a percent)																					92.00%
Par value per share (In dollars per share)																					$ 0.0001
Drag-Along Sale | Minimum
Mezzanine Equity [Line Items]
Threshold minimum company valuation to trigger drag-along rights | $																					$ 2,500,000,000